Property, Plant and Equipment - Summary of Provision for Obsolescence of Materials and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 1,379,527	$ 1,069,011
Amount at end of year	1,642,259	1,379,527	$ 1,069,011
Provision for Obsolescence of Materials and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	11,267	6,610	3,955
Increases charged to profit or loss	593	1,977	410
Decreases charged to profit or loss	(1,676)	(1)	(22)
Applications due to utilization	(98)	(6)	(48)
Translation differences	2,485	2,687	2,315
Adjustment for inflation	5	0	0
Amount at end of year	$ 12,576	$ 11,267	$ 6,610